SIGNIFICANT ACCOUNTING POLICIES (Details) - ₪ / $	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Official exchange rate of 1 NIS to US dollar at end of year	0.260	0.256	0.257